Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Borrowings
Total non-current borrowings	$ 1,457,642	$ 1,078,201
Current Borrowings	565,145	715,495
Total borrowings	2,022,787	1,793,696
Other Borrowings [Member]
Borrowings
Total borrowings	22,287	24,338
NCN [Member]
Borrowings
Total borrowings	1,777,340	1,461,759
Bank Loans And Others [Member]
Borrowings
Total borrowings	192,859	278,821
Bank Overdrafts [Member]
Borrowings
Total borrowings	30,301	19,278
At Fair Value [Member]
Borrowings
Total borrowings	2,075,389	1,784,196
At Fair Value [Member] | Other Borrowings [Member]
Borrowings
Total borrowings	22,287	24,338
Non Convertible Notes At Fair Value [Member]
Borrowings
Total borrowings	1,829,942	1,471,259
Bank Loans And Others At Fair Value [Member]
Borrowings
Total borrowings	192,859	278,821
Bank Overdraft At Fair Value [Member]
Borrowings
Total borrowings	30,301	19,278
At Book Value [Member]
Borrowings
Total borrowings	$ 2,022,787	$ 1,793,696